Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Australia 1.3%
Ansell Ltd.	140,461	3,296,328
Canada 4.6%
Alimentation Couche-Tard, Inc., Class B	158,502	4,961,641
Cameco Corp.	281,086	3,055,405
Yamana Gold, Inc.	663,327	3,555,433
Total		11,572,479
China 2.1%
BeiGene Ltd., ADR(a)	2,135	353,428
Tencent Holdings Ltd.	91,400	4,949,846
Total		5,303,274
Denmark 0.8%
Novo Nordisk A/S, Class B	29,752	1,948,895
Finland 4.0%
Neste OYJ	68,195	2,778,874
UPM-Kymmene OYJ	147,409	4,253,307
Valmet OYJ(a)	120,933	3,161,952
Total		10,194,133
France 6.5%
AXA SA	124,291	2,280,605
Capgemini SE	48,929	5,054,102
DBV Technologies SA, ADR(a)	55,248	267,953
Eiffage SA(a)	39,536	3,609,057
Sanofi	31,330	3,064,539
Total SA	54,269	2,057,924
Total		16,334,180
Germany 3.6%
Aroundtown SA	432,739	2,380,094
Bayer AG, Registered Shares	36,438	2,490,888
Covestro AG(a)	78,962	2,935,573
Duerr AG	50,469	1,200,037
Total		9,006,592
Hong Kong 0.9%
WH Group Ltd.	2,728,000	2,373,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.3%
Amarin Corp. PLC, ADR(a)	16,721	114,706
Flutter Entertainment PLC	24,941	3,173,159
Total		3,287,865
Israel 1.2%
Bank Hapoalim BM	351,189	2,162,116
Bezeq Israeli Telecommunication Corp., Ltd.(a)	942,443	810,793
Total		2,972,909
Italy 1.4%
Recordati SpA	75,979	3,460,085
Japan 27.4%
Amano Corp.	130,200	2,823,433
Bandai Namco Holdings, Inc.	53,000	2,946,627
BayCurrent Consulting, Inc.	37,000	2,607,068
CYBERDYNE, Inc.(a)	55,500	262,762
Invincible Investment Corp.	6,261	1,578,634
ITOCHU Corp.	224,100	4,819,156
JustSystems Corp.	30,900	2,131,027
Kinden Corp.	116,300	1,948,346
Koito Manufacturing Co., Ltd.	56,800	2,415,918
Matsumotokiyoshi Holdings Co., Ltd.	123,300	4,619,315
Meitec Corp.	32,700	1,582,075
Nihon M&A Center, Inc.	100,800	4,062,303
Nippon Telegraph & Telephone Corp.	203,200	4,625,073
ORIX Corp.	263,500	3,487,020
Round One Corp.	227,900	1,936,083
Shionogi & Co., Ltd.	61,700	3,658,868
Ship Healthcare Holdings, Inc.	46,200	2,003,875
Sony Corp.	77,400	5,012,879
Subaru Corp.	115,800	2,565,516
Sumitomo Mitsui Financial Group, Inc.	81,600	2,368,222
Takeda Pharmaceutical Co., Ltd.	163,077	6,379,458
Takuma Co., Ltd.	245,700	3,200,560
ValueCommerce Co., Ltd.	75,300	1,880,294
Total		68,914,512
Columbia Overseas Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.8%
ABN AMRO Bank NV	146,199	1,163,266
ASR Nederland NV	106,340	2,923,427
ING Groep NV	435,201	2,829,505
Koninklijke Ahold Delhaize NV	183,709	4,657,744
Signify NV(a)	138,858	2,990,088
Total		14,564,030
Norway 2.4%
BW LPG Ltd.	242,270	809,269
SalMar ASA	96,246	4,340,375
Yara International ASA	29,288	1,007,505
Total		6,157,149
Pakistan 0.5%
Lucky Cement Ltd.	262,450	744,094
Oil & Gas Development Co., Ltd.	693,600	490,123
Total		1,234,217
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	149,973	1,710,255
Singapore 0.8%
DBS Group Holdings Ltd.	144,900	2,004,618
South Korea 2.5%
Hyundai Home Shopping Network Corp.	23,019	1,248,479
Samsung Electronics Co., Ltd.	79,693	3,282,242
Youngone Corp.	70,964	1,762,913
Total		6,293,634
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	117,467	3,005,988
Endesa SA	91,916	2,195,536
Tecnicas Reunidas SA(a)	81,653	1,284,084
Total		6,485,608
Sweden 1.6%
Granges AB(a)	156,441	1,261,896
Samhallsbyggnadsbolaget i Norden AB	1,384,073	2,795,561
Total		4,057,457
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 5.3%
Landis+Gyr Group AG(a)	32,667	2,156,699
Nestlé SA, Registered Shares	39,712	4,311,812
Roche Holding AG, Genusschein Shares	19,428	6,743,882
Total		13,212,393
Taiwan 0.7%
Parade Technologies Ltd.	62,000	1,785,791
United Kingdom 12.0%
BP PLC	544,116	2,080,667
British American Tobacco PLC	139,780	5,543,734
BT Group PLC	1,276,836	1,838,290
Crest Nicholson Holdings PLC	306,763	1,009,179
DCC PLC	65,394	5,485,461
GW Pharmaceuticals PLC, ADR(a)	5,518	677,334
John Wood Group PLC	341,488	820,024
Just Group PLC(a)	2,119,293	1,384,981
Legal & General Group PLC	1,030,440	2,544,087
Royal Dutch Shell PLC, Class B	307,237	4,690,544
TP ICAP PLC	702,632	2,967,294
WPP PLC	151,173	1,150,497
Total		30,192,092
United States 6.5%
ACADIA Pharmaceuticals, Inc.(a)	8,604	427,447
Aerie Pharmaceuticals, Inc.(a)	30,837	432,643
Alexion Pharmaceuticals, Inc.(a)	9,012	1,080,539
Broadcom, Inc.	10,320	3,005,906
Burford Capital Ltd.	274,891	1,506,340
Insmed, Inc.(a)	17,770	431,633
Liberty Global PLC, Class C(a)	150,645	3,107,806
Primo Water Corp.	433,158	5,210,891
Quotient Ltd.(a)	116,278	905,806
Sage Therapeutics, Inc.(a)	7,599	271,436
Total		16,380,447
Total Common Stocks (Cost $265,693,997)		242,742,153

2	Columbia Overseas Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2020 (Unaudited)
Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
United States 1.8%
iShares MSCI EAFE ETF	77,666	4,632,000
Total Exchange-Traded Equity Funds (Cost $5,167,624)		4,632,000

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.308%(b),(c)	1,868,842	1,869,029
Total Money Market Funds (Cost $1,868,269)		1,869,029
Total Investments in Securities (Cost $272,729,890)		249,243,182
Other Assets & Liabilities, Net		2,270,170
Net Assets		$251,513,352
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,599,000 CAD	4,674,007 USD	Morgan Stanley	07/02/2020	—	(118,922)
3,042,000 GBP	3,744,315 USD	Morgan Stanley	07/02/2020	—	(13,073)
6,564,000 ILS	1,868,770 USD	Morgan Stanley	07/02/2020	—	(1,406)
795,678,000 JPY	7,501,172 USD	Morgan Stanley	07/02/2020	119,954	—
5,731,181,000 KRW	4,662,044 USD	Morgan Stanley	07/02/2020	12,941	—
16,826,000 NOK	1,640,401 USD	Morgan Stanley	07/02/2020	—	(90,965)
3,959,465 USD	6,166,000 AUD	Morgan Stanley	07/02/2020	150,604	—
2,354,366 USD	2,285,000 CHF	Morgan Stanley	07/02/2020	23,440	—
466,940 USD	3,221,000 DKK	Morgan Stanley	07/02/2020	13,021	—
3,434,154 USD	3,158,000 EUR	Morgan Stanley	07/02/2020	73,531	—
3,504,693 USD	34,464,000 SEK	Morgan Stanley	07/02/2020	153,957	—
3,270,132 USD	4,644,000 SGD	Morgan Stanley	07/02/2020	17,236	—
Total				564,684	(224,366)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	1,359,749	12,183,632	(11,675,051)	699	1,869,029	(73)	3,792	1,868,842
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Overseas Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Overseas Core Fund, May 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Core Fund | Quarterly Report 2020